Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consist of the following:
	As of December 31,
	2022	2021
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,056	$55,324
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,435,832	1,568,455
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,148,665	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”)	-	1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	430,750	470,537
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	287,167	313,691
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	227,970	249,027
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	71,792	78,423
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	71,792	78,423
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	71,792	78,423
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	71,792	78,423
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	71,792	78,423
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	38,767	42,348
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,845	28,232
Subtotal	3,991,012	5,409,673
Less: impairment	(971,731)	(28,232)
Total	$3,019,281	$5,381,441